Note 10 - Stock-based Compensation (10-Q) (Details Textual) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jan. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	169,934	0	198,600
Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	39,721
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1.7		$ 1.1
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 3 months 18 days		2 years 1 month 6 days
Equity Incentive Plan 2015 [Member]
Percentage of Total Shares Eligible for Plan Reserve, On an Annual Basis	4.00%		4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	37,678		12,580	226,981
The 2018 Employee, Director and Consultant Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	0		0
The 2018 Employee, Director and Consultant Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	4 years		4 years
The 2018 Employee, Director and Consultant Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year		1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%		25.00%